Annual Total Returns[BarChart] - DWS Total Return Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.62%	7.96%	(3.22%)	5.24%	(1.14%)	3.47%	5.62%	(2.96%)	10.73%	8.54%